Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Segment	Ext. Method
#: 1
	$ 5,646,067	Taxes	United States	snj:US-IL	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 2
	2,112,474	Taxes	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 3
	14,392,247	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 4
	22,150,788	Taxes	United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 5
	461,496	Fees	United States	snj:US-IL	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 6
	533,629	Fees	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 7
	1,262,601	Fees	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 8
	2,257,726	Fees	United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 9
	37,525	Taxes	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 10
	95,129	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 11
	132,654	Taxes	United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 12
	14,600	Fees	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 13
	24,555,768		United States		Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 14
	355,493	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 15
	8,086,961	Taxes	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 16
	8,442,454	Taxes	United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 17
	79,943	Fees	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 18
	704,469	Fees	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 19
	784,412	Fees	United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 20
	141,752	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 21
	2,602	Taxes	United States	snj:US-MD	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 22
	144,354	Taxes	United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 23
	12,832	Fees	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 24
	9,384,052		United States		Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 25
	$ 17,500,000	Taxes	United States		Federal government	arlp:ResourceOilAndNaturalGasMember	arlp:OilAndGasRoyaltiesMember	Well